Subsequent Events (Detail Textuals) - USD ($)	1 Months Ended				12 Months Ended
	Aug. 31, 2019	Feb. 28, 2019	Feb. 01, 2019	Jan. 31, 2019	Dec. 31, 2017
Subsequent Event [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants					$ 145,200
Subsequent Event | Noramco Agreement
Subsequent Event [Line Items]
Professional fees	$ 65,840
Upfront payment		$ 146,386
Subsequent Event | Pharmaceuticals International, Inc. Agreement
Subsequent Event [Line Items]
Estimated initial payment for contract				$ 72,500
Subsequent Event | RRD International Agreement
Subsequent Event [Line Items]
Amount of payments due under the contract				78,680
Amount of pass through expenses and consulting fees				$ 22,000
Subsequent Event | 2nd Draw on Multi Draw Credit Facility
Subsequent Event [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			$ 2,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.50